UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  May 12, 2005

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  47
Form 13F Information Table Value Total:  $117,101
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE

                                                       VALUE     SHARES/   SH/  PUT/ INVSTMT   OTHER     VOTING    AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS CUSIP      (x$1000) PRN AMT    PRN CALL  DSCRETN  MANAGERS  SOLE      SHARED    NONE
-------------------------------------------------------------------------  ---- ----------     -------   ------    -----     -----
A T & T CORP                  COM       001957505       4525    241310  SH              SOLE            232060          9250
ABITIBI CONS INC              COM       003924107       362     78180   SH              SOLE            59700           18480
ALTRIA GROUP INC              COM       718154107       265     4060    SH              SOLE            4060            0
ANHEUSER BUSCH CO INC         COM       035229103       3568    75300   SH              SOLE            72500           2800
APACHE CORP                   COM       037411105       813     13278   SH              SOLE            10214           3064
BANK OF AMERICA CORP          COM       060505104       3343    75812   SH              SOLE            72972           2840
BP PLC                        ADR       055622104       942     15092   SH              SOLE            11862           3230
BRISTOL-MEYERS SQUIBB CO      COM       110122108       3848    151140  SH              SOLE            145590          5550
CABELAS INC                   COM       126804301       350     16970   SH              SOLE            12710           4260
CADBURY SCHWEPPES             ADR       127209302       918     22570   SH              SOLE            17010           5560
CHESAPEAKE ENERGY             COM       165167107       1068    48695   SH              SOLE            37895           10800
CLEAR CHANNEL COMMUN          COM       184502102       4165    120840  SH              SOLE            116170          4670
DEVON ENERGY CORP NEW         COM       25179M103       6542    137015  SH              SOLE            131875          5140
EASTMAN KODAK COMPANY         COM       277461109       4524    138988  SH              SOLE            133508          5480
EL PASO CORPORATION           COM       28336L109       658     62230   SH              SOLE            47675           14555
FRESH DEL MONTE PRD ORDF      COM       G36738105       4219    138240  SH              SOLE            132370          5870
GENERAL MILLS INC             COM       370334104       4383    89180   SH              SOLE            86900           2280
GLOBAL SANTA FE               COM       3930E1017       5982    161490  SH              SOLE            155270          6220
GUIDANT CORP                  COM       401698105       835     11300   SH              SOLE            8480            2820
HALLIBURTON CO HLDG CO        COM       406216101       782     18090   SH              SOLE            13830           4260
HARMONY GLD MNG SP            ADR       413216300       611     78280   SH              SOLE            62315           15965
HASBRO INC                    COM       418056107       6323    309210  SH              SOLE            295710          13500
JDS UNIPHASE CORPORATION      COM       46612J101       292     174720  SH              SOLE            138570          36150
JETBLUE AIRWAYS CORP          COM       477143101       335     17620   SH              SOLE            13270           4350
JOHNSON & JOHNSON             COM       478160104       581     8650    SH              SOLE            8650            0
KERR-MC GEE CORPORATION       COM       492386107       5425    69260   SH              SOLE            66650           2610
KIMBERLY CLARK CORP           COM       494368103       818     12440   SH              SOLE            9310            3130
KING PHARMACEUTICALS          COM       495582108       2820    339310  SH              SOLE            327490          11820
KONINKLIJKE AHOLD NV ADR NEW  ADR       500467303       1825    219381  SH              SOLE            209391          9990
KRAFT FOODS INC               COM       50075N104       4438    134280  SH              SOLE            128970          5310
LINENS'N THINGS               COM       535679104       3533    142270  SH              SOLE            136820          5450
LONE STAR TECHNOLOGIES        COM       542312103       961     24360   SH              SOLE            18420           5940
MATTEL INCORPORATED           COM       577081102       760     35620   SH              SOLE            27420           8200
MC DONALDS CORP               COM       580135101       851     27340   SH              SOLE            20540           6800
MERCK & CO                    COM       589331107       236     7300    SH              SOLE            7300            0
MICROSOFT CORPORATION         COM       594972408       5605    231906  SH              SOLE            223006          8900
NEWELL RUBBERMAID INC         COM       651229106       3710    169103  SH              SOLE            162903          6200
NOKIA CORP SPON ADR           ADR       654902204       920     59605   SH              SOLE            46425           13180
PEPSICO INC                   COM       713448108       727     13705   SH              SOLE            9935            3770
PFIZER INC                    COM       717081103       1052    40035   SH              SOLE            31735           8300
PLACER DOME INC               COM       725906101       5041    310765  SH              SOLE            299310          11455
SCHOLASTIC CORP               COM       807066105       878     23810   SH              SOLE            18390           5420
SMITHFIELD FOODS INC          COM       832248108       5061    160410  SH              SOLE            154280          6130
SUNOCO INC                    COM       86764P109       5607    54160   SH              SOLE            52130           2030
TOYS R US INC HOLDING CO      COM       892335100       1289    50050   SH              SOLE            37250           12800
WEIGHT WATCHER INTLINC NEW    COM       948626106       5176    120430  SH              SOLE            115620          4810
WINN-DIXIE STORES INC         COM       974280109       134     144605  SH              SOLE            117905          26700

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